7. Derivative Liabilities: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Assumptions	2016	2015
Dividend yield	0.00%	0.00%
Risk-free rate for term	0.44% – 0.62%	0.33% – 0.72%
Volatility	101% – 105%	98% – 100%
Remaining terms (Years)	0.21 – 1.0	1.72 – 2.0
Stock price ($ per share)	$1.49 and $3.00	$2.00